Property and Equipment - Summary of assets held for sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Assets Held For sale [Line Items]
Assets	$ 120,006	$ 40,330
Flight Equipment [Member]
Disclosure Of Assets Held For sale [Line Items]
Assets	109,665	$ 40,330
Expendable Parts And Supplies [Member]
Disclosure Of Assets Held For sale [Line Items]
Assets	$ 10,341